Summary of Significant Accounting Policies (Details) - Schedule of computation of diluted shares outstanding and all dilutive securities - USD ($)	9 Months Ended
	Jul. 31, 2022	Jul. 31, 2021	Dec. 31, 2020
Common Stock Equivalents:
Stock Warrants	$ 17,750,156	$ 12,071,461
Convertible Notes	7,821,102	1,512,844	$ 5,000
Total	$ 25,571,258	$ 13,584,305